Annual Total Returns[BarChart] - Nationwide Bailard International Equities Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.64%)	20.54%	21.42%	(2.23%)	0.66%	(2.57%)	24.23%	(20.04%)	21.41%	7.89%